Share Capital and Other Reserves (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	May 21, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2023
Share Capital and Other Reserves [Line Items]
Ordinary shares		1
Fair value of warrant liability		$ (5)	$ (24)
Dividend yield		0.00%	0.00%
Class A Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Per share value		$ 0.5
Designated shares		500,000
Nominal value		$ 1
Ordinary shares votes per share		ten
Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Ordinary shares votes per share		one
2025 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Gross proceeds	$ 1,400
2025 Private Placements [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares	2,298,000
Per share value	$ 0.5
Aggregate proceeds	$ 11,421
2023 Initial Public Offering [Member]
Share Capital and Other Reserves [Line Items]
Offering price	$ 20,741
Discount rate	0.50%
Revere Warrants [Member]
Share Capital and Other Reserves [Line Items]
Exercise price				$ 500
Fair value of warrant liability		$ 1	$ 6
Revere Warrants [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants				1,050
Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares		1,053,000,001
Class A Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued		1,003,000,000
Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued		1,002,500,000
Per share value		$ 0.5
Preference Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares		50,000,000
Per share value		$ 0.005
Series A Preferred Shares [Member] | 2025 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Shares issued			186,400
Per share value			$ 5
Aggregate proceeds			$ 932
Series B Preferred Shares [Member] | 2025 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Aggregate proceeds			$ 224
Offering shares			41,391
Offering price per share			$ 5,400
Number of shares underlying percentage			10.00%
Price per share			$ 135,000